Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Total
Balance at Dec. 31, 2018	$ 501		$ 33,500,169	$ (35,106,217)	$ (211,907)	$ (1,817,454)
Balance, shares at Dec. 31, 2018	50,076,885	277
Stock Based Compensation			95,167			95,167
Preferred Stock - Series B for Dividend			102,720			$ 102,720
Preferred Stock - Series B for Dividend, shares		10
Exercise of options and warrants, shares
Debt converted to Common Stock	$ 2		63,577			$ 63,579
Debt converted to Common Stock, shares	181,654
Common Stock Purchace Warrants for Services			36,545			36,545
Common Stock Purchace Warrants for Convertible Debenture incentives			125,738			125,738
Convertible Debenture Valuation			128,799			128,799
Conversion of Series B Preferred Stock to Common Stock	$ 11		(11)
Conversion of Series B Preferred Stock to Common Stock, shares	1,142,856	(40)
Dividends Accrued - Series B Preferred Stock				(232,275)		(232,275)
Net Loss				(1,154,808)		(1,154,808)
Comprehensive Loss					16,620	16,620
Balance at Dec. 31, 2019	$ 514		34,052,704	(36,493,300)	(195,287)	(2,669,369)
Balance, shares at Dec. 31, 2019	51,401,395	247
Stock Based Compensation			165,167			165,167
Preferred Stock - Series B for Dividend			95,000			95,000
Preferred Stock - Series B for Dividend, shares		10
Exercise of options and warrants	$ 13		202,587			$ 202,600
Exercise of options and warrants, shares	1,270,000					1,270,000
Common Stock Purchace Warrants for Services			11,475			$ 11,475
Common Stock Purchace Warrants for Convertible Debenture incentives			136,110			136,110
Convertible Debenture Valuation			105,572			105,572
Dividends Accrued - Series B Preferred Stock				(226,853)		(226,853)
Net Loss				(1,602,303)		(1,602,303)
Comprehensive Loss					42,033	42,033
Balance at Dec. 31, 2020	$ 527		34,768,615	(38,322,456)	(153,254)	(3,706,568)
Balance, shares at Dec. 31, 2020	52,671,395	257
Common Stock Issued for Cash	$ 41		1,507,959			1,508,000
Common Stock Issued for Cash, shares	4,145,238
Costs of Capital			(1,895,000)			(1,895,000)
Stock Based Compensation			88,000			88,000
Common Stock for Accounts Payable	$ 2		55,787			55,789
Common Stock for Accounts Payable, shares	159,396
Common Stock for Costs of Financing	$ 50		1,894,950			1,895,000
Common Stock for Costs of Financing, shares	5,000,000
Warrants for Services			71,793			71,793
Warrants for Interest Expense			69,729			69,729
Convertible Debenture Value			69,729			69,729
Preferred Stock - Series B for Dividend			23,750			23,750
Preferred Stock - Series B for Dividend, shares		2
Preferred Stock - Series B Shares and Dividend Payable to Common Stock	$ 86		432,090			432,176
Preferred Stock - Series B Shares and Dividend Payable to Common Stock, shares	8,584,405	(254)
Dividends - P/S Series B				(40,301)		(40,301)
Conversion of Debt & Interest to Common Stock	$ 14		565,111			565,125
Conversion of Debt & Interest to Common Stock, shares	1,432,058
Net Loss				(1,322,297)		(1,322,297)
Comprehensive Loss					16,907	16,907
Balance at Jun. 30, 2021	$ 720		$ 37,652,513	$ (39,685,054)	$ (136,347)	$ (2,168,168)
Balance, shares at Jun. 30, 2021	71,992,492	5